AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks — 96.0%
Australia — 6.5%
AGL Energy Ltd.	46,056	$450,282
Australia & New Zealand Banking Group Ltd.	237,006	2,936,655
BHP Group Ltd.	244,640	6,252,858
BHP Group PLC	329,593	7,022,766
Coles Group Ltd.	108,937	1,331,703
Commonwealth Bank of Australia	54,063	2,473,276
Fortescue Metals Group Ltd.	739,867	8,684,645
Goodman Group, REIT	643,997	8,329,834
Magellan Financial Group Ltd.	156,088	6,433,399
Newcrest Mining Ltd.	126,689	2,837,500
Rio Tinto Ltd.	30,333	2,057,037
Rio Tinto PLC	205,261	12,325,438
Santos Ltd.	992,514	3,497,674
Sonic Healthcare Ltd.	37,124	884,054
Stockland, REIT	2,211,952	6,025,827
Wesfarmers Ltd.	91,815	2,935,395
		74,478,343
Austria — 0.4%
OMV AG*	124,198	3,405,296
Raiffeisen Bank International AG*	102,778	1,569,997
		4,975,293
Belgium — 0.5%
Ageas SA/NV	23,850	975,691
Colruyt SA*	10,000	648,772
Groupe Bruxelles Lambert SA	9,356	844,828
Proximus SADP	23,840	434,643
Telenet Group Holding NV	36,723	1,426,419
UCB SA	10,305	1,169,861
		5,500,214
Chile — 0.0%
Antofagasta PLC	33,240	436,687
China — 1.2%
BOC Hong Kong Holdings Ltd.	1,289,500	3,428,375
Prosus NV*	38,132	3,521,078
Wilmar International Ltd.	2,075,400	6,737,087
		13,686,540
Denmark — 1.9%
AP Moller - Maersk A/S (Class B Stock)	2,630	4,166,996
Carlsberg A/S (Class B Stock)	12,866	1,733,610
Danske Bank A/S*	57,946	785,505
DSV Panalpina A/S	3,087	501,534
Novo Nordisk A/S (Class B Stock)	144,324	9,974,273
Pandora A/S	19,842	1,420,394
Tryg A/S	14,700	464,114
Vestas Wind Systems A/S	16,168	2,612,405
		21,658,831
Finland — 1.9%
Fortum OYJ	371,509	7,520,941
Kone OYJ (Class B Stock)	43,559	3,825,074
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Neste OYJ	39,023	$2,049,464
Nokia OYJ*	1,256,096	4,920,381
Orion OYJ (Class B Stock)	76,838	3,471,957
		21,787,817
France — 8.2%
Arkema SA	5,656	599,062
BioMerieux	3,423	536,346
BNP Paribas SA*	242,622	8,794,853
Bouygues SA	69,111	2,398,234
Capgemini SE	40,143	5,147,754
Cie de Saint-Gobain*	46,975	1,975,392
Cie Generale des Etablissements Michelin SCA	75,597	8,059,262
Credit Agricole SA*	93,618	819,183
Danone SA	17,577	1,135,078
Eiffage SA*	4,751	388,321
Gecina SA, REIT	3,762	496,575
Klepierre SA, REIT(a)	334,732	4,701,260
La Francaise des Jeux SAEM, 144A	25,187	926,566
L’Oreal SA	7,037	2,287,623
LVMH Moet Hennessy Louis Vuitton SE	15,033	7,029,926
Orange SA	229,971	2,393,197
Peugeot SA*	383,995	6,961,794
Publicis Groupe SA(a)	156,673	5,063,813
Sanofi	160,229	16,019,571
Sartorius Stedim Biotech	2,270	783,401
Schneider Electric SE	79,695	9,877,442
SEB SA	12,861	2,093,624
Teleperformance	1,928	594,501
TOTAL SE	138,711	4,732,607
		93,815,385
Germany — 8.4%
Allianz SE	33,559	6,437,035
Aroundtown SA*	94,472	475,031
BASF SE	51,217	3,113,343
Bayer AG	45,398	2,795,672
Bayerische Motoren Werke AG	26,312	1,905,356
Brenntag AG	78,633	4,993,287
Continental AG	4,824	521,239
Covestro AG, 144A	14,124	702,563
Daimler AG	133,487	7,175,825
Deutsche Post AG	229,593	10,440,381
Deutsche Telekom AG	395,458	6,609,324
Deutsche Wohnen SE	27,624	1,381,157
Evonik Industries AG	17,032	440,857
Fresenius Medical Care AG & Co. KGaA	97,785	8,253,494
Fresenius SE & Co. KGaA	183,876	8,359,684
GEA Group AG	13,500	473,508
HeidelbergCement AG	131,354	8,037,927
Henkel AG & Co. KGaA	8,069	754,198
Knorr-Bremse AG	4,070	479,922
LANXESS AG	7,820	446,732
SAP SE	53,056	8,245,306
Siemens AG	62,476	7,893,118
A1

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Siemens Energy AG*	31,238	$842,375
Siemens Healthineers AG, 144A	12,565	563,348
Telefonica Deutschland Holding AG	143,450	368,007
United Internet AG	25,028	957,170
Vonovia SE	41,667	2,856,069
Zalando SE, 144A*	12,006	1,123,783
		96,645,711
Hong Kong — 2.3%
AIA Group Ltd.	254,400	2,521,924
CK Asset Holdings Ltd.	570,500	2,799,626
CK Infrastructure Holdings Ltd.	332,000	1,559,781
Henderson Land Development Co. Ltd.	290,000	1,075,783
Hong Kong Exchanges & Clearing Ltd.	138,300	6,520,584
Power Assets Holdings Ltd.	108,500	571,583
Sino Land Co. Ltd.	1,216,000	1,425,648
Techtronic Industries Co. Ltd.	225,000	2,997,013
WH Group Ltd., 144A	8,802,500	7,203,818
		26,675,760
Ireland — 0.9%
AerCap Holdings NV*	255,600	6,438,564
Flutter Entertainment PLC*	12,302	1,953,393
Kingspan Group PLC*	12,552	1,142,997
Smurfit Kappa Group PLC	18,414	721,825
		10,256,779
Israel — 0.7%
Check Point Software Technologies Ltd.*	65,300	7,858,202
Italy — 1.8%
DiaSorin SpA	2,552	513,618
Enel SpA	660,851	5,735,094
FinecoBank Banca Fineco SpA*	44,828	618,755
Intesa Sanpaolo SpA*	1,352,184	2,538,648
Mediobanca Banca di Credito Finanziario SpA	889,585	6,970,969
Poste Italiane SpA, 144A	52,332	464,404
Recordati Industria Chimica e Farmaceutica SpA	8,731	447,233
Snam SpA	484,607	2,493,225
Terna Rete Elettrica Nazionale SpA	72,781	509,043
		20,290,989
Japan — 26.2%
Alfresa Holdings Corp.	101,000	2,211,059
Asahi Group Holdings Ltd.	28,900	1,007,270
Astellas Pharma, Inc.	417,100	6,214,779
Brother Industries Ltd.	191,400	3,038,198
Chiba Bank Ltd. (The)	203,900	1,124,679
Chubu Electric Power Co., Inc.	198,100	2,409,612
Chugai Pharmaceutical Co. Ltd.	146,900	6,589,659
Dai Nippon Printing Co. Ltd.	210,200	4,258,426
Daito Trust Construction Co. Ltd.	6,100	540,497
Eisai Co. Ltd.	17,400	1,585,163
Electric Power Development Co. Ltd.	199,800	3,083,106
ENEOS Holdings, Inc.	249,400	887,042
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Fast Retailing Co. Ltd.	4,400	$2,762,103
Fuji Electric Co. Ltd.	14,700	464,898
Fujitsu Ltd.	68,800	9,415,019
GLP J-REIT	294	455,036
GMO Payment Gateway, Inc.	4,400	470,995
Hikari Tsushin, Inc.	15,100	3,591,289
Hitachi Ltd.	78,300	2,651,101
Hoya Corp.	30,000	3,386,834
Iida Group Holdings Co. Ltd.	65,000	1,313,329
Inpex Corp.	589,700	3,151,943
ITOCHU Corp.	79,600	2,035,310
Japan Post Holdings Co. Ltd.	129,300	879,798
Japan Post Insurance Co. Ltd.	387,500	6,089,115
Japan Real Estate Investment Corp., REIT	117	599,454
Japan Retail Fund Investment Corp., REIT	358	555,383
Japan Tobacco, Inc.	484,600	8,839,038
Kajima Corp.	105,800	1,273,934
Kansai Electric Power Co., Inc. (The)	567,900	5,500,582
KDDI Corp.	357,700	9,018,818
Kirin Holdings Co. Ltd.	65,800	1,235,003
Lion Corp.	52,300	1,076,071
LIXIL Group Corp.	23,100	464,612
M3, Inc.	7,500	464,003
Marubeni Corp.	133,200	755,110
Mazda Motor Corp.	71,400	416,507
McDonald’s Holdings Co. Japan Ltd.	26,900	1,307,496
Mebuki Financial Group, Inc.	914,900	2,070,178
Medipal Holdings Corp.	144,900	2,902,263
MEIJI Holdings Co. Ltd.	8,400	641,207
MINEBEA MITSUMI, Inc.	29,700	564,699
Mitsubishi Estate Co. Ltd.	96,800	1,459,064
Mitsubishi Gas Chemical Co., Inc.	29,400	546,134
Mitsui & Co. Ltd.	504,700	8,662,832
Mitsui Chemicals, Inc.	18,400	441,246
Mizuho Financial Group, Inc.	689,230	8,606,587
MonotaRO Co. Ltd.	93,000	4,617,654
MS&AD Insurance Group Holdings, Inc.	35,200	944,139
Murata Manufacturing Co. Ltd.	45,000	2,905,002
Nabtesco Corp.	70,400	2,559,980
NEC Corp.	28,500	1,667,286
Nexon Co. Ltd.	38,200	952,174
NH Foods Ltd.	10,500	469,486
Nihon M&A Center, Inc.	102,400	5,855,602
Nintendo Co. Ltd.	23,800	13,513,621
Nippon Building Fund, Inc., REIT	102	578,648
Nippon Telegraph & Telephone Corp.	310,400	6,326,945
Nippon Yusen KK	93,600	1,620,047
Nissan Chemical Corp.	10,400	556,516
Nitori Holdings Co. Ltd.	10,400	2,160,265
Nitto Denko Corp.	13,200	860,877
Nomura Holdings, Inc.	1,534,500	6,967,231
Nomura Research Institute Ltd.	25,900	762,719
NTT DOCOMO, Inc.	43,300	1,596,646
Obayashi Corp.	635,000	5,765,127
Obic Co. Ltd.	14,800	2,598,974

A2

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Ono Pharmaceutical Co. Ltd.	29,200	$920,060
Oracle Corp.	3,900	420,594
Orix JREIT, Inc.	539	825,579
Otsuka Corp.	86,800	4,441,399
Otsuka Holdings Co. Ltd.	73,500	3,110,978
Pan Pacific International Holdings Corp.	23,400	544,402
Persol Holdings Co. Ltd.	27,300	444,372
Resona Holdings, Inc.	301,600	1,025,245
Rinnai Corp.	11,600	1,131,618
Secom Co. Ltd.	55,800	5,104,709
Sekisui House Ltd.	55,600	980,886
Seven & i Holdings Co. Ltd.	62,400	1,929,411
SG Holdings Co. Ltd.	151,900	7,881,924
Shimamura Co. Ltd.	6,400	621,012
Shimano, Inc.	21,500	4,230,438
Shin-Etsu Chemical Co. Ltd.	28,700	3,745,930
Shionogi & Co. Ltd.	47,700	2,552,434
SMC Corp.	4,600	2,552,685
SoftBank Corp.(a)	485,400	5,425,938
SoftBank Group Corp.	32,100	1,995,639
Sompo Holdings, Inc.	26,800	923,438
Sony Corp.	196,000	14,971,703
Sumitomo Metal Mining Co. Ltd.	16,800	519,756
Sumitomo Mitsui Financial Group, Inc.	106,100	2,947,000
Sumitomo Mitsui Trust Holdings, Inc.	27,600	732,904
Sundrug Co. Ltd.	12,000	452,254
Suzuken Co. Ltd.	67,500	2,576,138
T&D Holdings, Inc.	263,300	2,586,035
Taiheiyo Cement Corp.	32,800	835,742
Taisei Corp.	15,600	525,815
TDK Corp.	10,600	1,157,821
Tohoku Electric Power Co., Inc.	47,200	473,585
Tokyo Electron Ltd.	38,600	10,070,129
Toshiba Corp.	28,500	724,388
Tosoh Corp.	309,700	5,030,517
Toyota Industries Corp.	12,000	758,167
Toyota Motor Corp.	167,500	11,046,150
Trend Micro, Inc.	9,900	604,126
Unicharm Corp.	33,000	1,479,441
Yamada Holdings Co. Ltd.	86,100	429,095
Yamato Holdings Co. Ltd.	32,000	841,821
ZOZO, Inc.	24,000	669,418
		300,536,116
Jordan — 0.3%
Hikma Pharmaceuticals PLC	116,916	3,904,984
Netherlands — 3.5%
Akzo Nobel NV	6,750	684,501
ASML Holding NV	34,012	12,543,762
ING Groep NV*	317,634	2,256,371
Koninklijke Ahold Delhaize NV	331,352	9,815,195
Koninklijke KPN NV	299,705	704,995
Koninklijke Vopak NV	6,860	386,939
NN Group NV	212,173	7,964,089
Randstad NV*	10,098	526,912
Royal Dutch Shell PLC (Class A Stock)	325,379	4,041,578
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Royal Dutch Shell PLC (Class B Stock)	121,415	$1,471,843
		40,396,185
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	48,367	1,062,356
Norway — 0.5%
DNB ASA*	75,344	1,039,468
Equinor ASA	81,479	1,157,794
Orkla ASA	59,355	599,060
Yara International ASA	80,707	3,106,006
		5,902,328
Singapore — 0.8%
DBS Group Holdings Ltd.	608,600	8,938,025
Singapore Exchange Ltd.	73,600	495,380
		9,433,405
South Africa — 0.7%
Anglo American PLC	319,802	7,707,392
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	135,238	3,064,536
Banco de Sabadell SA	1,812,878	630,005
Bankinter SA	160,848	691,457
Enagas SA	18,094	416,711
Endesa SA	18,840	503,305
Iberdrola SA	863,859	10,602,950
Industria de Diseno Textil SA	81,516	2,269,638
Naturgy Energy Group SA	177,043	3,551,155
Red Electrica Corp. SA	26,060	488,054
Telefonica SA	300,210	1,030,970
		23,248,781
Sweden — 4.7%
Alfa Laval AB*	25,896	572,317
Atlas Copco AB (Class A Stock)	55,756	2,659,507
Atlas Copco AB (Class B Stock)	31,751	1,324,995
Boliden AB	21,712	644,490
Electrolux AB (Class B Stock)	22,680	529,412
Epiroc AB (Class A Stock)	199,006	2,884,082
Essity AB (Class B Stock)*	51,660	1,743,137
Evolution Gaming Group AB, 144A	118,287	7,849,854
Hexagon AB (Class B Stock)*	66,378	5,006,587
Husqvarna AB (Class B Stock)	611,118	6,719,528
ICA Gruppen AB	7,960	404,881
Lundin Energy AB	150,948	3,005,851
Sandvik AB*	91,715	1,788,692
Skandinaviska Enskilda Banken AB (Class A Stock)*	130,554	1,160,868
SKF AB (Class B Stock)	27,759	572,148
Svenska Handelsbanken AB (Class A Stock)*	125,168	1,048,162
Swedbank AB (Class A Stock)*	479,701	7,517,098
Swedish Match AB	38,057	3,110,104
Telefonaktiebolaget LM Ericsson (Class B Stock)	232,325	2,543,157

A3

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Volvo AB (Class B Stock)*	116,015	$2,236,555
		53,321,425
Switzerland — 11.6%
ABB Ltd.	415,147	10,547,400
Adecco Group AG	12,028	632,901
Chocoladefabriken Lindt & Spruengli AG	56	471,709
Chocoladefabriken Lindt & Spruengli AG	9	799,921
Coca-Cola HBC AG*	17,352	428,663
Credit Suisse Group AG	400,666	4,012,998
Geberit AG	3,053	1,806,713
Julius Baer Group Ltd.	18,760	796,117
Kuehne + Nagel International AG	10,852	2,108,318
LafargeHolcim Ltd.*	174,960	7,958,491
Logitech International SA	116,427	8,979,255
Nestle SA	173,937	20,652,643
Novartis AG	259,349	22,483,221
Roche Holding AG	76,243	26,116,676
STMicroelectronics NV	79,817	2,453,747
Swiss Life Holding AG	8,604	3,255,981
UBS Group AG	893,993	9,966,002
Zurich Insurance Group AG	27,373	9,528,787
		132,999,543
United Kingdom — 10.0%
Admiral Group PLC	30,491	1,027,329
Ashtead Group PLC	36,366	1,307,990
Associated British Foods PLC	26,600	640,311
AstraZeneca PLC	32,144	3,509,614
Aviva PLC	413,714	1,522,033
BAE Systems PLC	252,933	1,568,754
Barclays PLC*	732,744	923,672
Barratt Developments PLC	100,928	617,825
Berkeley Group Holdings PLC	88,366	4,811,519
British American Tobacco PLC	387,990	13,925,578
British Land Co. PLC (The), REIT	93,085	402,689
Bunzl PLC	28,740	927,920
CK Hutchison Holdings Ltd.	366,000	2,216,933
Coca-Cola European Partners PLC	72,500	2,813,725
DCC PLC	8,096	625,711
Direct Line Insurance Group PLC	117,620	409,202
Experian PLC	74,050	2,784,490
Fiat Chrysler Automobiles NV*	87,935	1,078,293
GlaxoSmithKline PLC	764,748	14,307,246
GVC Holdings PLC*	50,020	624,943
Hargreaves Lansdown PLC	24,012	485,947
Imperial Brands PLC	345,522	6,096,405
JD Sports Fashion PLC	438,663	4,575,053
Kingfisher PLC	163,044	623,667
Legal & General Group PLC	1,679,851	4,058,786
M&G PLC	2,086,529	4,289,324
Mondi PLC	39,319	828,255
Next PLC	10,804	826,318
Ocado Group PLC*	35,175	1,245,285
Persimmon PLC	98,391	3,130,623
Reckitt Benckiser Group PLC	57,222	5,590,071
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Rentokil Initial PLC*	156,672	$1,080,925
Schroders PLC	11,560	400,814
Spirax-Sarco Engineering PLC	4,455	634,408
Unilever NV	237,202	14,307,505
Unilever PLC	93,552	5,758,762
Wm Morrison Supermarkets PLC	1,664,481	3,645,849
WPP PLC	100,529	790,069
		114,413,843
United States — 0.9%
Ferguson PLC	90,539	9,124,414
James Hardie Industries PLC, CDI	34,534	824,356
		9,948,770

Total Common Stocks (cost $1,069,842,307)		1,100,941,679
Exchange-Traded Fund — 0.5%
United States
iShares MSCI EAFE ETF	87,289	5,555,945
(cost $5,237,301)
Preferred Stocks — 0.3%
Germany
Henkel AG & Co. KGaA (PRFC)	18,999	1,985,671
Volkswagen AG (PRFC)*	14,248	2,288,331

Total Preferred Stocks (cost $4,325,600)		4,274,002

Total Long-Term Investments (cost $1,079,405,208)		1,110,771,626
Short-Term Investments — 2.9%
Affiliated Mutual Funds — 2.4%
PGIM Core Ultra Short Bond Fund(w)	17,983,978	17,983,978
PGIM Institutional Money Market Fund (cost $9,112,170; includes $9,108,385 of cash collateral for securities on loan)(b)(w)	9,113,993	9,112,170

Total Affiliated Mutual Funds (cost $27,096,148)		27,096,148

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.5%
U.S. Treasury Bills
0.099%	12/17/20	5,900	5,898,801
(cost $5,898,753)

Total Short-Term Investments (cost $32,994,901)				32,994,949

TOTAL INVESTMENTS—99.7% (cost $1,112,400,109)				1,143,766,575

Other assets in excess of liabilities(z) — 0.3%				2,892,439

Net Assets — 100.0%				$1,146,659,014

A4

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDI	Chess Depository Interest
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,990,939; cash collateral of $9,108,385 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
420	Mini MSCI EAFE Index	Dec. 2020	$38,917,200	$(727,811)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5